Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary of Principal Accounting Policies
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

A consolidated subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

U.S. GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

Consolidation through contractual arrangements

The Company had been engaged in the fund distribution business through contractual arrangements among its PRC subsidiary, Shanghai Noah Investment (Group) Co., Ltd (formerly known as Shanghai Noah Rongyao Investment Consulting Co., Ltd). (“Noah Rongyao”), its PRC variable interest entity, Noah Investment, and Noah Investment’s shareholders because it was difficult for foreign invested enterprises and subsidiaries of foreign invested enterprise to apply for a fund distribution license. Noah Upright, a subsidiary of Noah Investment before March 2016, holds the licenses and permits necessary to conduct fund distribution and distribution of asset management plans sponsored by mutual fund management companies in China. However, as the license and permit approval authorities relaxed their requirements for invested enterprise to apply for fund distribution license, Noah Upright was restructured to be a subsidiary of Shanghai Noah Financial Services Corp., or Noah Financial Services, through equity transfer in March 2016.

Since the Company does not have any equity interests in Noah Investment, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Noah Rongyao, entered into a series of contractual arrangements with Noah Investment and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Noah Investment shareholders’ equity interests in it. These contractual arrangements include: (i) a Power of Attorney Agreement under which each shareholder of Noah Investment has executed a power of attorney to grant Noah Rongyao or its designee the power of attorney to act on his or her behalf on all matters pertaining to Noah Investment and to exercise all of his or her rights as a shareholder of the Company, (ii) an Exclusive Option Agreement under which the shareholders granted Noah Investment or its third-party designee an irrevocable and exclusive option to purchase their equity interests in Noah Investment when and to the extent permitted by PRC law, (iii) an Exclusive Support Service Agreement under which Noah Investment engages Noah Rongyao as its exclusive technical and operational consultant and under which Noah Rongyao agrees to assist in arranging the financial support necessary to conduct Noah Investment’s operational activities, (iv) a Share Pledge Agreement under which the shareholders pledged all of their equity interests in Noah Investment to Noah Rongyao as collateral to secure their obligations under the agreement, and (v) a Free-Interest Loan Agreement under which each shareholder of Noah Investment entered into a loan agreement with Noah Rongyao for their respective investment in the equity interests in Noah Investment. The total amount of interest-free loans extended to the Founders is RMB27 million (approximately US$3.88 million) which has been injected into Noah Investment. The Founders of Noah Investment effectively acted as a conduit to fund the required capital contributions from the Company into Noah Rongyao, are non-substantive shareholders and received no consideration for entering into such transactions. Under the above agreements, the shareholders of Noah Investment irrevocably granted Noah Rongyao the power to exercise all voting rights to which they were entitled. In December 2013, these loans were further restructured and each shareholder of Noah Investment re-entered into a new no-interest loan agreement with Noah Rongyao. The principal amounts of such no-interest loans to these shareholders were the same as that of the initial loans. The loan agreements will expire in December 2023. In addition, Noah Rongyao has the option to acquire all of the equity interests in Noah Investment, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Noah Rongyao is entitled to receive service fees for certain services to be provided to Noah Investment.

The Exclusive Option Agreement and Power of Attorney Agreements provide the Company effective control over the VIE and its subsidiaries, while the equity pledge agreements secure the equity owners’ obligations under the relevant agreements. Because the Company, through Noah Rongyao, has (i) the power to direct the activities of Noah Investment that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from Noah Investment, the Company is deemed the primary beneficiary of Noah Investment. Accordingly, the Group has consolidated the financial statements of Noah Investment since its inception. The aforementioned contractual agreements are effective agreements between a parent and a consolidated subsidiary, neither of which is accounted for in the consolidated financial statements (i.e. a call option on subsidiary shares under the Exclusive Option Agreement or a guarantee of subsidiary performance under the Share Pledge Agreement) or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Support Service Agreement or loans payable/receivable under the Loan Agreement).

The Company believes that these contractual arrangements are in compliance with PRC laws and regulations and are legally enforceable. The restructure of fund distribution business from Noah Investment to Noah Financial Service in 2016 and the transfer of Tianjin Gopher Asset Management Co., Ltd and Gopher Asset Management Co., Ltd from Noah Rongyao to Noah Investment in 2012 do not impact the legal effectiveness of these contractual arrangements and do not impact the conclusion that the Company is the primary beneficiary of Noah Investment and its subsidiaries.

However, the aforementioned contractual arrangements with Noah Investment and its shareholders are subject to risks and uncertainties, including:

●	Noah Investment and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

●	Noah Investment and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.
●	The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Share Pledge Agreement have been registered by the shareholders of Noah Investment with the relevant office of the administration of industry and commerce, however, the VIE or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.
●	The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.
●	It may be difficult to finance Noah Investment by means of loans or capital contributions. Loans from the offshore parent company to the VIE must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain.

Consolidation of investment funds

In evaluating whether the investment funds in the legal form of limited partnership the Group manages as general partner are VIEs or not, the Group firstly assesses whether a simple majority or lower threshold of limited partnership interests, excluding interests held by the general partner, parties under common control of the general partner, or parties acting on behalf of the general partner, have substantive kick-out rights or participating rights. If such rights exist, the limited partnership is not deemed as a VIE and no further analysis will be performed. If it’s assessed to be a VIE, the Group further assesses whether there is any interest it has constitutes a variable interest. The Group concludes that the service fees it earns, including carried interest earned in the capacity of general partner, are commensurate with the level of effort required to provide such services and are at arm’s length and therefore are not deemed as variable interests. Before 2015, all limited partnerships the Group managed as general partner had substantive kick-out rights exercisable by a simple-majority of non-related limited partners and therefore were not deemed as VIEs. Since 2015, not all the newly formed limited partnerships the Group manages as general partners have substantive kick-out rights exercisable by a simple-majority of non-related limited partners and therefore constitute VIEs. As a result, such limited partnerships are deemed as VIEs not consolidated by the Group due to the fact that the general partner interest to absorb losses or receive benefits is not potentially significant to the VIEs.

The Group determines whether it is a primary beneficiary of a VIE when it initially involves with a VIE and reconsiders that conclusion when facts and circumstances change. As of December 31, 2018 and 2019, two investment funds were consolidated by the Group.

The Group also manages the contractual funds which it manages as fund manager and earns management fee and/or carried interest. The contractual funds are VIEs as the fund investors do not have substantive kick-out rights or participating rights. The Group from time to time invested in the contractual funds it manages for investment income. Such investments constitute variable interests to the contractual funds which are believed to be VIEs. The Group performed a quantitative analysis to determine if its interest could absorb losses or receive benefits that could potentially be significant to the VIEs and concluded it's not the primary beneficiary.

The following amounts of Noah Investment and its subsidiaries and the consolidated funds were included in the Group’s consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group.

	As of December 31
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Cash and cash equivalents	456,063	892,944	128,264
Restricted cash	2,500	2,509	360
Short-term investments	405,930	652,759	93,763
Accounts receivable, net of allowance for doubtful accounts	11,484	22,253	3,196
Amounts due from related parties	279,860	338,655	48,645
Other current assets	116,756	125,877	18,080
Long-term investments	418,710	496,095	71,260
Investment in affiliates	1,011,565	843,866	121,214
Property and equipment, net	24,681	17,922	2,574
Deferred tax assets	29,452	42,918	6,165
Other non-current assets	17,767	17,902	2,572
Total assets	2,774,768	3,453,700	496,093
Accrued payroll and welfare expenses	108,257	102,211	14,682
Income tax payable	49,192	63,333	9,097
Amounts due to the Group’s subsidiaries	606,440	583,347	83,793
Deferred revenue	23,658	24,363	3,500
Deferred tax liabilities	11,609	13,637	1,959
Other current liabilities	76,129	159,037	22,844
Total liabilities	875,285	945,928	135,875

	Years Ended December 31
	(Amount in Thousands)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Revenue:
Revenues from others
One-time commissions	16,521	13,146	71,528	10,274
Recurring service fees	24,275	16,884	3,032	436
Performance-based income	2,389	531	—	—
Other service fees	58,789	91,538	124,837	17,932
Total revenues from others	101,974	122,099	199,397	28,642
Revenues from funds Gopher manages
One-time commissions	1,012	2,085	3,660	526
Recurring service fees	306,883	501,873	615,999	88,482
Performance-based income	37,240	92,127	53,010	7,614
Total revenues from funds Gopher manages	345,135	596,085	672,669	96,622
Total revenues	447,109	718,184	872,066	125,264
Less: VAT related surcharges	(2,792)	(3,715)	(4,916)	(706)
Net revenues	444,317	714,469	867,150	124,558
Total operating cost and expenses	(361,765)	(372,870)	(565,203)	(81,187)
Total other income	43,281	73,119	51,370	7,379
Net income	149,703	316,951	289,514	41,586
Net income attributable to Noah Holding Limited shareholders	147,483	306,912	278,827	40,051
Cash flows provided by operating activities*	426,663	429,008	761,312	109,356
Cash flows used in investing activities	(372,590)	(379,327)	(345,092)	(49,569)
Cash flows provided by financing activities	15,680	14,210	20,670	2,969
*	Cash flows provided by operating activities in 2017, 2018 and 2019 include amounts due to the Group’s subsidiaries of RMB498,557, RMB606,440 and RMB583,347 (US$83,793).

The VIEs contributed an aggregate of 15.7%, 21.7% and 25.6% of the consolidated net revenues for the years ended December 31, 2017, 2018 and 2019, respectively and an aggregate 19.6%, 39.4% and 33.5% of the consolidated net income for the years ended December 31, 2017, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the VIEs accounted for an aggregate of 34.6% and 35.2%, respectively, of the consolidated total assets.

There are no consolidated assets of the VIEs and their subsidiaries that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries, except for the cash held by the consolidated funds of which cash could only be used by the consolidated funds. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Consolidation Policy Upon Adoption of ASU No. 2015-02 and 2016-17

As of December 31, 2018 and 2019, the Group had some variable interests in various investment funds and contractual funds that were VIEs but were not consolidated by the Group as the Group was not determined to be the primary beneficiary of the funds. The maximum potential financial statement loss the Group could incur if the investment funds and contractual funds were to default on all of their obligations is (i) the loss of value of the interests in such investments that the Group holds, including equity investments recorded in investment in affiliates as well as debt securities investments recorded in short-term investments and long-term investments in the consolidated balance sheet, and (ii) any management fee and/or carried interest receivables recorded in amounts due from related parties. The following table summarizes the Group’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests as of December 31, 2018 and 2019, respectively.

	As of December 31,
	(Amount in Thousands)
	2018	2019	2019
	RMB	RMB	US$
Amounts due from related parties	79,464	88,415	12,700
Investments	581,255	471,602	67,741
Maximum exposure to loss in non-consolidated VIEs	660,719	560,017	80,441

The Group has not provided financial support to these nonconsolidated VIEs during the years ended December 31, 2018 and 2019, and had no liabilities, contingent liabilities, or guarantees (implicit or explicit) related to these nonconsolidated VIEs as of December 31, 2018 and 2019.

Use of Estimates

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include assumptions used to determine valuation allowance for deferred tax assets, allowance for doubtful accounts, allowance for loan losses, fair value measurement of underlying investment portfolios of the funds that the Group invests, fair value of equity investments, assumptions related to the consolidation of entities in which the Group holds variable interests, assumptions related to the valuation of share-based compensation, impairment of long-term investments and the determination of the incremental borrowing rate used for operating lease liabilities.

Concentration of Credit Risk

(d) Concentration of Credit Risk

The Group is subject to potential significant concentrations of credit risk consisting principally of cash and cash equivalents, accounts receivable, amounts due from related parties, loan receivables and investments. All of the Group’s cash and cash equivalents and more than half of investments are held at financial institutions, Group’s management believes, to be high credit quality. The Group also invests in equity securities of private companies, of which no single equity security accounted for 1% of total assets for the years ended December 31, 2017, 2018, and 2019. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk.

Substantially all revenues were generated mainland of China and Hong Kong.

There were no financial product providers which accounted for 10% or more of total revenues for the years ended December 31, 2017, 2018, and 2019.

Credit of lending business is controlled by the application of credit approvals, limits and monitoring procedures. To minimize credit risk, the Group requires collateral in form of right to securities. The Group identifies credit risk on a customer by customer basis. The information is monitored regularly by management.

Investments in Affiliates

(e) Investments in Affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported.

The Group also considers it has significant influence over the funds that it serves as general partner or fund manager. For funds that the Group is not deemed the primary beneficiary of these funds, the equity method of accounting is accordingly used for investments by the Group in these funds. In addition, the investee funds meet the definition of an Investment Company and are required to report their investment assets at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ operating result.

Fair Value of Financial Instruments

(f) Fair Value of Financial Instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As a practical expedient, the Group uses Net Asset Value ("NAV") or its equivalent to measure the fair value of certain investments. NAV is primarily determined based on information provided by external fund administrators. The Group’s investments valued at NAV as a practical expedient are certain private equity funds.

Cash and Cash Equivalents

(g) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and money market funds, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

As of December 31, 2018 and 2019, cash and cash equivalents of RMB32,223 and RMB54,741, respectively, was held by the consolidated funds. Cash and cash equivalents held by the consolidated funds represents cash that, although not legally restricted, is not available to general liquidity needs of the Group as the use of such funds is generally limited to the investment activities of the consolidated fund.

Restricted Cash

(h) Restricted Cash

The Group’s restricted cash primarily represents cash legally set aside for a specified purpose and cash deposits required by China Insurance Regulatory Commission for entities engaging in insurance agency or brokering activities in China. Such cash cannot be withdrawn without the written approval of the China Insurance Regulatory Commission.

Investments

(i) Investments

The Group invests in debt securities and equity securities and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity.

The Group’s investments in debt securities include marketable bond fund securities, trust products, asset management plans, contractual funds and real estate funds those have a stated maturity and normally pay a prospective fixed rate of return and secondary market equity fund products, the underlying assets of which are portfolios of equity investments in listed enterprises. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value deferred in other comprehensive income.

On January 1, 2018, the Group adopted ASU 2016-01 Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. According to the guidance, the Group started to record equity investments at fair value, with gains and losses recorded through net earnings. In accordance with ASC 321, the Group elects the measurement alternative and records certain equity investments without readily determinable fair value at cost, less impairments, plus or minus observable price changes . The Group continues to apply the alternative measurement guidance until the investments have readily determinable fair values or become eligible for the NAV practical expedient. The Group may subsequently elect to measure such investments at fair value and the election of changing measurement approach is irrevocable. The accounting standard also includes a transition requirement on presentation that requires the amounts reported in accumulated other comprehensive income for equity securities that exist as of the date of adoption previously classified as available-for-sale to be reclassified to retained earnings. As a result, upon adoption of ASU 2016-01, the Group recorded a cumulative effect adjustment from other comprehensive income to retained earnings of RMB251.6 million (US$36.1 million), net of tax, for the unrealized gains related to equity securities previously classified as available-for-sale securities. This adjustment had no overall impact on shareholders’ equity; however, since these net unrealized gains are now included within retained earnings, they will not appear as realized gains on the Group’s consolidated income statement when sold.

Equity investments the Group elects to use measurement alternative are evaluated for impairment qualitatively at each reporting date based on various factors, including projected and historical financial performance, cash flow forecasts and financing needs, the regulatory and economic environment of the investee and overall health of the investee's industry. If impairment indicators of the investment are noted, the Group has to estimate the fair value of the investment in accordance with ASC 820. An impairment loss in net income will be recognized equal to the difference between the carrying value and fair value if the fair value is less than the investment’s carrying value.

The Group reviews its investments in debt except for those classified as trading securities for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

Non-controlling Interests

(j) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet, earnings and other comprehensive income are attributed to controlling and non-controlling interests. The non-controlling interest was RMB337,677 and RMB861,493, respectively as of December 31, 2018 and 2019. The net loss attributable to non-controlling interest was RMB13,745 and RMB7,551, respectively for the years ended December 31, 2017 and 2018, and net income attributable to non-controlling interest was RMB34,608 for the year ended December 31, 2019.

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Noah Holdings Limited shareholders:

	Years Ended December 31,
	(Amount in Thousands)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net income attributable to Noah Holdings Limited shareholders	762,923	811,297	829,151	119,098
Transfers from the non-controlling interest:
Increase in Noah’s equity by partial disposal of subsidiaries	30	—	—	—
Increase in Noah’s capital from contribution of non-controlling interest	—	—	17,640	2,534
Net transfers from non-controlling interest	30	—	17,640	2,534
Change from net income attributable to Noah and transfers from non-controlling interest	762,953	811,297	846,791	121,632

Property and Equipment, Net

(k) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years
Building	30 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Revenue Recognition

(l) Revenue Recognition

On January 1, 2018, the Group adopted ASC 606, Revenue from Contracts with Customers using the modified retrospective method for all contracts not completed as of the date of adoption. Accordingly, revenue for the years ended December 31, 2018 and 2019 was presented under ASC 606, while comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

Those types of revenues are accounted for as contracts with customers. Under the guidance of ASC 606, the Group is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Group satisfies its performance obligation. In determining the transaction price, the Group has included variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur. Revenues are recorded, net of sales related taxes and surcharges.

The adoption of ASC 606 did not significantly change (i) the timing and pattern of revenue recognition for all of the Group’s revenue streams, and (ii) the presentation of revenue as gross versus net. Therefore, the adoption of ASC 606 did not have a significant impact on the Group’s financial position, results of operations, equity or cash flows as of the adoption date and for the years ended December 31, 2018 and 2019.

The following table summarizes the Group’s main revenues streams from contracts with its customers:

Revenue Streams	Performance Obligation Satisfied Over Time or Point In Time	Payment Terms	Variable or Fixed Consideration
Fund distribution services	Point in time	Typically paid within a month after financial product established	Fixed
Insurance brokerage services	Point in time	Typically monthly in arrears	Fixed
Recurring service fees	Over time	Typically quarterly, semi-annually or annually	Variable
Performance-based income	Point in time	Typically paid shortly after the income has been determined	Variable
Lending services	Over time	Typically monthly in arrears	Fixed
Investor education services	Point in time	Typically paid at the beginning of each course	Fixed

Disaggregation of revenue

The Group derives revenue primarily from one-time commissions, recurring service fees and performance-based income paid by clients or financial product providers.

The following tables show, by segment, revenue from contracts with customers disaggregated by service lines for the years ended December 31, 2018 and 2019:

	Year Ended December 31, 2019
	(Amount in Thousands)
	Wealth Management	Assets Management	Lending and Other
	Business	Business	Businesses	Total
	RMB	RMB	RMB	RMB
One-time commissions	928,061	3,607	—	931,668
Recurring service fees	1,155,450	690,015	—	1,845,465
Performance-based income	23,430	89,655	—	113,085
Other service fees	222,912	4,274	295,772	522,958
Lending services	91,164	—	285,473	376,637
Investor education services	26,353	—	—	26,353
Other services(1)	105,395	4,274	10,299	119,968
Total revenues	2,329,853	787,551	295,772	3,413,176
(1)	The Group also provides other services including financial leasing, family trust and payment technology services.

	Year Ended December 31, 2018
	(Amount in Thousands)
			Other Financial
	Wealth Management	Assets Management	Service
	Business	Business	Business	Total
	RMB	RMB	RMB	RMB
One-time commissions	1,024,323	3,670	—	1,027,993
Recurring service fees	1,136,010	640,539	—	1,776,549
Performance-based income	44,309	99,325	—	143,634
Other service fees	113,570	8,225	240,091	361,886
Lending services	—	—	209,804	209,804
Investor education services	36,555	—	—	36,555
Other services	77,015	8,225	30,287	115,527
Total revenues	2,318,212	751,759	240,091	3,310,062

For the Group's revenues generated by the different geographic location, please see note 18 segment information.

One-time commissions

The Group earns one-time commissions from fund raising services provided to clients or financial product providers. The Group enters into one-time commission agreements with clients or financial product providers which specifies the key terms and conditions of the arrangement. One-time commissions are separately negotiated for each transaction and generally do not include rights of return, credits or discounts, rebates, price protection or other similar privileges, and typically paid on or shortly after the transaction is completed. Upon establishment of a financial product, the Group earns a one-time commission from clients or financial product providers, calculated as a percentage of the financial products purchased by its clients. The Group defines the “establishment of a financial product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the investor referred by the Group has entered into a purchase or subscription contract with the relevant product provider and, if required, the investor has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a financial product. After the contract is established, there are no significant judgments made when determining the one-time commission price. Therefore one-time commissions is recorded at point of time when the financial product is established. For certain contracts that require a portion of the payment be deferred until the end of the financial products’ life or other specified contingency, the Group evaluates each variable consideration and recognizes revenue only when the Group concludes that it is probable that changes in its estimate of such consideration will not result in significant reversals of revenue in subsequent periods.

The Group also earns one-time commissions from insurance companies by referring clients to purchase the insurance products from them, and recognizes revenues when the underlying insurance contracts become effective.

Recurring service fees

The Group also provides investment management services to investment funds and other vehicles in exchange for recurring service fees. Recurring service fees are determined based on the types of financial products the Group distributes and/or manages and are calculated as either (i) a percentage of the total capital commitments of investments made by the investors or (ii) as a percentage of the fair value of the total investment in the financial products, calculated daily. These customer contracts require the Group to provide investment management services, which represents a performance obligation that the Group satisfies over time. After the contract is established, there are no significant judgments made when determining the transaction price. As the Group provides these services throughout the contract term, for either method of calculating recurring service fees, revenue is calculated on a daily basis over the contract term. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Payment of recurring service fees are normally on a regular basis (typically quarterly or annually) and are not subject to clawback once determined.

Performance-based income

In a typical arrangement in which the Group serves as fund manager, and in some cases in which the Group serves as distributor, the Group is entitled to a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold based on the contract term. Such performance-based fees earned based on the performance of the underlying fund are a form of variable consideration in its contracts with customers to provide investment management services. Those performance-based income is typically calculated and distributed when the cumulative return of the fund can be determined. Performance-based income will not be recognized as revenue until (a) it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, or (b) the uncertainty associated with the variable consideration is subsequently resolved. At each reporting date, the Group updates its estimate of the transaction price and concludes that it cannot include its estimate of performance-based income in the transaction price because performance-based income has various possible consideration amounts and the experience that the Group has with similar contracts is of little predictive value in determining the future performance of the funds, thus the Group cannot conclude that it is probable that a significant reversal in the cumulative amount of revenue recognized would not occur.

Other service fees

The Group mainly derived other service fees from lending services, investor education services and other services.

Revenue from lending services represents interest income from loan origination services, and is recognized monthly in accordance with their contractual terms and recorded as part of other service fees in the consolidated statement of operations. The Group does not charge prepayment penalties from its customers.

The Group also provides investor education services, offering various types of training programs to high net worth individuals and their families. Such programs normally last several days. The service fees charged to the attendees are not refundable. The revenues are recognized at point of time when the service is completed considering the course lasts only for a few days.

Transaction price allocation

For certain contracts that the Group provides both fund raising and investment management services involving two separate performance obligations which belong to two major stream (i.e., one time and recurring services), the Group needs to allocate transaction price between these two performance obligations at the relative stand-alone selling price (“SSP”). Judgment is required to determine the SSP for each distinct performance obligation. As the service fee rate for each service contained in the contract is typically negotiated separately, the Group determines that those fee rates are generally consistent with SSP, and can be deemed as the transaction price allocated to each performance obligation.

Accounts receivable

Timing of revenue recognition may differ from the timing of invoicing to customers. Amounts due from related parties (receivables from funds that Gopher manages) and accounts receivable represent amounts invoiced, and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to consideration. As the Group is entitled to unconditional right to consideration in exchange for services when the Group transferred to customers, the Group therefore does not recognize any contract asset. The balances of accounts receivable as of December 31, 2018 and 2019 were substantially within one year.

Contract liability

Contract liability (deferred revenue) relates to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance for recurring service fees, from customers of investment management services. Due to the prepayment was normally paid on a quarterly basis, the majority of the performance obligations are satisfied within one year. The amount of revenue recognized in 2018 and 2019 that was included in deferred revenue balance at the beginning of the year was RMB177.4 million and RMB133.5 million, respectively.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

The Group expenses sales commissions as incurred when the amortization period is one year or less. Sales commission expenses are recorded within “Relationship manager compensation” in the consolidated statements of operations.

The Group assessed and concluded that there is no significant financing component given that the period between performance and payment is generally one year or less.

The Group has also applied the practical expedient for certain revenue streams to exclude the value of remaining performance obligations for (i) contracts with an original expected term of one year or less or (ii) contracts for which the Group recognizes revenue in proportion to the amount the Group has the right to invoice for services performed.

VAT Related Surcharges

(m) VAT Related Surcharges

The Group is subject to Value-added Tax (“VAT”) and its related education surtax, urban maintenance and construction tax, on the services provided in the PRC. VAT and related surcharges are primarily levied based on revenues concurrent with a specific revenue-producing transaction. The applicable VAT rates include 3%, 6%, 11%, and 17%. Besides, the rate for our PRC subsidiaries and our variable interest entities is mainly 6%.They can be presented either on a gross basis (included in revenues and costs) or on a net basis (excluded from revenue) at the Group’s accounting policy decision under U.S. GAAP. The Group has elected to report such VAT related surcharges on a net basis as a reduction of revenues. From May 1, 2018, the tax rate of 11% and 17% declined to 10% and 16%. According to Circular 39, these two applicable VAT rates further reduced to 9% and 13% respectively from April 1, 2019. The deduction of such rates will lead to less VAT input that the Group can utilize which will increase VAT liability and related surcharges accordingly.

Compensation and Benefits

(n) Compensation and benefits

Compensation and benefits mainly include salaries and commissions for relationship managers, share-based compensation expenses, bonus related to performance based income, and salaries and bonuses for middle office and back office employees.

Income Taxes

(o) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Group determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The effective tax rate for the Group includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statement of Operations. Accrued interest and penalties are included within the related tax liability line in the Consolidated Balance Sheet.

Share-Based Compensation

(p) Share-Based Compensation

The Group recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The Group estimates the fair value of share options granted using the Black-Scholes option pricing model. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. The computation of expected volatility is based on the fluctuation of the historical share price. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

The Group treated a modification of the terms or conditions of an equity award as an exchange of the original award for a new award. The incremental compensation cost as an effect of a modification is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. Total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied. Thus, the total compensation cost measured at the date of a modification shall be the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date, and the incremental cost resulting from the modification. The Group records the incremental fair value of the modified award, as compensation cost on the date of modification for vested awards, or over the remaining service period for unvested awards.

Government Subsidies

(q) Government Subsidies

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investment made by the Group in form of registered capital or taxable income generated by the Group in these local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. The Group does not in all instances receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received. Cash subsidies are RMB74,156, RMB62,583 and RMB89,278 for the years ended December 31, 2017, 2018 and 2019, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied.

Net Income per Share

(r) Net Income per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of common shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Diluted net income per share is computed by giving effect to all potential dilutive shares, including non-vested restricted shares and share options.

Leases

(s) Leases

The Group as a lessee

In the first quarter of 2019, the Group adopted Accounting Standards Update (ASU) 2016-02, Leases (Topic 842), which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (ROU) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Group adopted the new guidance using the modified retrospective transition approach by applying the new standard to all leases existing at the date of initial application and not restating comparative periods. The Group also elected the package of practical expedients, which among other things, does not require reassessment of lease classification. Upon adoption, the Group recorded ROU assets of RMB309.9 million and lease liabilities of RMB330.8 million, resulting in no cumulative-effect adjustment to retained earnings as of January 1, 2019.

The Group has operating leases primarily for office space. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. Operating leases are included in operating lease right-of-use assets and operating lease liabilities on the Group’s consolidated balance sheets and operating lease liabilities - short-term are recorded within other current liabilities. Operating lease assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. The Group uses its estimated incremental borrowing rate as of the commencement date in determining the present value of lease payments. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of lease payments over the lease term at the lease commencement date. To determine the incremental borrowing rate used to calculate the present value of future lease payments, the Group uses information including the Group’s credit rating, interest rates of similar debt instruments of entities with comparable credit ratings, as applicable. Variable components of the lease payments such as utilities, maintenance costs are expensed as incurred and not included in determining the present value. The lease terms include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. The Group considers these options, which may be elected at the Group’s sole discretion, in determining the lease term on a lease-by-lease basis. Lease expense is recognized on a straight-line basis over the lease term.

The Group as a lessor

The Group enters into operating lease agreements for vehicles where the Group acts as the lessor, the Group keeps the underlying assets on the consolidated balance sheet and continues to depreciate the assets over its useful life. The lease income is recognized in other revenues on a straight-line basis over the lease term.

The Group also enters into sale and leaseback agreements as a buyer-lessor with a third party (seller-lessee) for motor vehicles. The seller-lessee has repurchase obligations to acquire these motor vehicles at the end of the lease terms, consequently under ASC 842 the transfers of the vehicles are determined to be failed sales and are treated as financing agreements. The Group records financing receivables from these transactions in other current assets and other non-current assets according to the remaining contract period. The difference between the gross investment in the lease and the present value of lease receivables is recorded as unearned income which is amortized to income over the lease term as finance lease interest income to produce a constant periodic rate of return on the net investment in the lease. Unearned income is recognized as other income and is included in "Net revenue - revenue from others - other service fees".

Foreign Currency Translation

(t) Foreign Currency Translation

The Company’s reporting currency is Renminbi (“RMB”). The Company’s functional currency is the United States dollar (“U.S. dollar or US$”). The Company’s operations are principally conducted through the subsidiaries and VIEs located in the PRC where the local currency is the functional currency. For those subsidiaries and VIEs which are not located in the PRC and have the functional currency other than RMB, the financial statements are translated from their respective functional currencies into RMB.

Assets and liabilities of the Group’s overseas entities denominated in currencies other than the RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Translations of amounts from RMB into US$ are included solely for the convenience of the reader and have been made at the rate of US$1 = RMB6.9618 on December 31, 2019, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

Comprehensive Income

(u) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income, change in fair value of available-for-sale investments and foreign currency translation adjustments.

Loan Receivables, Net

(v) Loan receivables, net

Loan receivables represent loans offered to the clients in the lending business. Loan receivables are initially recognized at fair value which is the cash disbursed to originate loans, measured subsequently at amortized cost using the effective interest method, net of allowance that reflects the Group’s best estimate of the amounts that will not be collected. The Group also transfers some of the loan receivables to unrelated third parties. The Group accounts for the transfer of loan receivables in accordance with ASC 860, Transfers and Servicing. Please refer to note 2(y) for the Group’s accounting policy for sale accounting.

Allowance for loan losses

(w) Allowance for loan losses

The allowance for loan losses is maintained at a level believed to be reasonable by management to absorb probable losses inherent in the portfolio as of each balance sheet date. Net changes in the allowance for loan losses are recorded as part of other operating expenses in the consolidated statement of operations. The allowance is based on factors such as the size and current risk characteristics of the individual loans and actual loss, delinquency, and/or risk rating experience of the loans. Generally the period of the loans last for no more than 1 year, and are considered to be a homogenous population of similar credit quality. In addition, the Group also considers the loan allowance benchmarks periodically published by regulators for financial institutions in the PRC for loans with similar risks as a proxy for macroeconomic conditions that could have an impact on the performance of loans prospectively. Specific reserves are provided when and to the extent a credit event occurs with respect to an individual loan. The allowance for loan losses is increased by charges to income and decreased by charge-offs (net of recoveries). The Group charges off uncollectible loans against the allowance account once it is determined the full amount is not collectible. Any amounts collected after a charge off is deemed a recovery of loan losses. The Group evaluates its allowances for loan losses on a quarterly basis or more often as deemed necessary. The Group has followed the same methodology for estimating the loan losses since inception. The provision rate for loans outstanding as of December 31, 2018 and 2019 were 0.42% and 0.78%, respectively.

The Group performed a “back test” of the allowance for loan losses estimate by comparing the actual loan losses in 2019 to the estimated loan losses as of December 31, 2018. No significant difference was identified. In case significant variance is identified through the back test, the estimate methodology will be modified to reflect expected loan losses.

Sale accounting

(x) Sale accounting

The Group developed a new business model in 2016 through one of its subsidiaries, whereby the Group issues loans to unrelated third parties which are collateralized by trade receivables resulting from normal business transactions between the original creditor and their debtors. Legally, the Group has acquired the underlying trade receivables. However, given the nature of the recourse retained by the original creditor, the purchase of trade receivables does not meet the criteria in ASC 860, and is therefore accounted for as a secured lending arrangement. Upon origination, the loans are immediately transferred to individual investors on the Group’s other financial service platform. The Group accounts for the transfer of the loans in accordance with ASC 860. Such business through the Group’s online platform was terminated from the third quarter of 2017.

Transfers that do not qualify for sale accounting in accordance with ASC 860 are accounted for as secured borrowings with the proceeds received from the individual investors as “loan payables from the factoring business” on the consolidated balance sheets, and the advancements to the original holders of the accounts receivables as “loan receivables from the factoring business” on the consolidated balance sheets. The cash flows related to purchases and collections of the loan receivables from the factoring business are included within the cash flows from investing activities category, and the proceeds and payments related to the transfer of the rights to the loan receivables from the factoring business are included within the cash flows from financing activities in the consolidated statement of cash flows.

For transfers that qualify for sale accounting in accordance with ASC 860, cash receipts and cash payments resulting from their acquisition and sale are classified as operating cash flows. As the loans are sold at par value, no gain or loss is recorded as a result. The Group’s continuing involvement subsequent to the transfer is limited to the services performed as a collection agent to collect and disburse cash flows received from the underlying receivables to the individual investors, and does not provide guarantee on the return of the receivables. The Group has no retained interests, servicing assets, or servicing liabilities related to the loans sold. From the second quarter of 2019, such transactions related to loan receivables from factoring business were terminated.

In 2017, the Group extended such business model to receivables from other business. The transfers of receivables from other business also qualify for sale accounting in accordance with ASC 860. As a result, the Group adopted the same accounting policy as described in the preceding paragraph.

Allowance for doubtful Accounts

(y) Allowances for doubtful accounts

Amount due from related parties, accounts receivable, loan receivables from factoring business and other receivables recognized in other current assets are recorded at the invoiced amount and do not bear interest. The Group assesses the collectability of these receivables periodically and makes provisions case by case considering the factors including, but not limited to (i) the length of time the receivables overdue; (ii) any changes in creditability of the counterparties; and (iii) any changes in the business or the industry of the counterparty, or any changes in economic environment that may impact the collection. The facts and circumstances of each account may require the Group to use substantial judgment in assessing its collectability. The Group writes off these receivables against the allowance for doubtful accounts when a balance is determined to be uncollectible.

The following table summarizes the changes in the Group’s reserve for allowances for doubtful accounts, which is included in amount due from related parties, accounts receivable, loan receivables from factoring business and other receivables:

Year ended December 31, 2019
(Amounts in thousands)
	Amount due	Accounts	Loan receivables	Other
	from related parties	receivable	from factoring business	receivables
	RMB	RMB	RMB	RMB
Balance at beginning of the year	—	—	—	—
Provisions	14,602	11,858	82,000	16,912
Write off	(14,602)	(11,858)	(82,000)	(16,912)
Balance at end of the year	—	—	—	—

As of December 31, 2017 and 2018, no allowance of doubtful accounts was provided, respectively.

Accounting Standards Issued But Not Yet Implemented

(z) Accounting Standards Issued But Not Yet Implemented

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments , which has subsequently been amended by ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10. ASU 2019-11 and ASU 2020-03. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group will adopt the guidance on January 1, 2020 and does not expect the adoption to have a material impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13. The amendments in ASU 2018-13 eliminate the requirements to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, valuation processes for Level 3 fair value measurements, and policy for timing of transfers between levels. ASU 2018-13 also provides clarification in the measurement uncertainty disclosure by explaining that the disclosure is to communicate information about the uncertainty in measurement as of the reporting date. In addition, ASU 2018-13 added the following requirements: changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and range and weighted average of significant unobservable inputs used in Level 3 fair value measurements. Finally, ASU 2018-13 updated language to further encourage entities to apply materiality when considering de minimus for disclosure requirements. The guidance will be applied retrospectively for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with the exception of amendments to changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used for Level 3 fair value measurements, and the narrative description of measurement uncertainty which will be applied prospectively. The Group will adopt the guidance on January 1, 2020 and does not expect the adoption to have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, a new accounting standard update to simplify the accounting for income taxes. The new guidance removes certain exceptions for recognizing deferred taxes for investments, performing intra period allocation and calculating income taxes in interim periods. It also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Group is currently evaluating the impact of the new guidance on its consolidated financial statements and related disclosures.